Related Party Transactions - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions (Textual) [Abstract]
IT service payments to NMIC and NSC	$ 275,000,000	$ 277,000,000	$ 283,000,000
Total account values of group annuity and life insurance contracts	3,300,000,000	3,300,000,000
Revenue from group annuity and life insurance contracts	131,000,000	137,000,000	140,000,000
Total interest credited to the account balances	109,000,000	109,000,000	113,000,000
Company made lease payments to NMIC	16,000,000	16,000,000	15,000,000
Revenues ceded to NMIC	347,000,000	291,000,000	255,000,000
Benefits, claims and expenses	217,000,000	178,000,000	167,000,000
Customer allocations to NFG funds	58,100,000,000	53,200,000,000
NFG paid to NLIC	185,000,000	163,000,000	144,000,000
Amounts on deposit with NCMC	636,000,000	228,000,000
Total commissions and fees paid	57,000,000	54,000,000	54,000,000
Notes receivable outstanding	142,000,000	146,000,000
Life insurance [Member]
Related Party Transactions (Textual) [Abstract]
Revenues ceded to NMIC	208,000,000	179,000,000	161,000,000
Nation Wide Bank [Member]
Related Party Transactions (Textual) [Abstract]
Line of credit borrowing capacity by related party	50,000,000
Line of credit outstanding	$ 0	$ 0